CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 4,427,016	$ 1,241,874
Short-term bank loans	20,465,028	121,697,898
Accounts payable	16,148,736	13,242,872
Amounts due to related parties	1,415,681	1,752,061
Consideration payable	64,000,000	36,425,532
Income tax payable	117,635	443,350
Accrued expenses and other current liabilities	18,814,550	11,953,226
Deferred tax liabilities	9,808,291	10,896,392
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	200,000,000	200,000,000
Common shares, issued (in shares)	101,313,015	84,894,888
Common shares, outstanding (in shares)	101,313,015	84,894,888
Consolidated variable interest entities ("VIEs")
Short-term bank loans	20,465,028	60,497,898
Accounts payable	14,130,377	11,528,688
Amounts due to related parties	1,336,814	1,703,287
Consideration payable		2,425,532
Income tax payable	117,635	443,350
Accrued expenses and other current liabilities	12,217,882	9,110,362
Deferred tax liabilities	$ 338,106	$ 498,107